FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /     /    (a)
         or fiscal year ending:             12/31/06 (b)

Is this a transition report? (Y/N)  N
                                    --

Is this an amendment to a previous filing?  (Y/N)    N
                                                     -


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A. Registrant Name: Jefferson National Life Annuity Account C

         B. File Number: 811-04819

         C. Telephone Number: 502-587-7626

2. A. Street: 9920 Corporate Campus Drive, Suite 1000

         B.       City:    Louisville       C.       State:  KY

         D.       Zip Code:  40223                   Zip Ext:

         E.       Foreign Country:                   Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)            N
                                                                    ----------

4. Is this the last filing on this form by Registrant? (Y/N)             N
                                                                    ----------
5. Is Registrant a small business investment company (SBIC)? (Y/N)       N
                                                                    ----------
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                     Y
                                                                     ----------
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                         N
                                                                     -----------
   [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period? _____




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For period ending      12/31/06
                  ------------------

File number 811-04819
                -------------

UNIT INVESTMENT TRUSTS

111.  A.  [/]   Depositor Name:_________________________________________________

      B.  [ ]   File Number (If any): __________________________________________

      C.  [/]   City: ________  State: _____  Zip Code: _______ Zip Ext.:_______

          [ ]   Foreign Country: ___________  Foreign Postal Code: _____________

111.  A.  [ ]   Depositor Name: ________________________________________________

      B.  [ ]   File Number (If any):

      C.  [ ]   City:_________  State:________  Zip Code: ______  Zip Ext.: ____

          [ ]   Foreign Country: ____________ Foreign Postal Code:______________

112.  A.  [/]   Sponsor Name: __________________________________________________

      B.  [ ]   File Number (If any):

      C.  [/]   City:_________  State: ______  Zip Code:  40223  Zip Ext.:______

          [ ]   Foreign Country: ____________  Foreign Postal Code:_____________

112.  A.  [ ]   Sponsor Name: __________________________________________________

      B.  [ ]   File Number (If any):

      C.  [ ]   City: _________  State: ______  Zip Code: ______  Zip Ext.:_____

          [ ]   Foreign Country: ______________  Foreign Postal Code: __________



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For period ending    12/31/06
                     ----------

File number 811-04819
                ------

113. A. [/] Trustee Name:

      B. [/]  City: _____________ State: ______ Zip Code: ______ Zip Ext.: _____

         [/]  Foreign Country: _____________  Foreign Postal Code: _____________

113.  A. [/]  Trustee Name: ____________________________________________________

      B. [/]  City: ____________  State: ______  Zip Code: _____  Zip Ext.:_____

         [/]  Foreign Country: __________________  Foreign Postal Code: ________

114.  A. [/]  Principal Underwriter Name: ______________________________________

      B. [/]  File Number ______

      C. [/]  City: _______  State: _______   Zip Code: ____  Zip Ext.:_________

         [ ]  Foreign Country: ____________  Foreign Postal Code: ______________

114.  A. [ ]  Principal Underwriter Name:  Jefferson National Securities
                                           Corporation

      B. [ ]  File Number 8-______

      C. [ ]  City: _______________ State: _____ Zip Code: _____ Zip Ext.: _____

         [ ]  Foreign Country:_________________ Foreign Postal Code: ___________

115.  A. [/]  Independent Public Accountant Name: BDO Seidman, LLP

      B. [/]  City: New York    State: NY     Zip Code: 10017   Zip Ext.: ______

         [/]  Foreign Country: ________________  Foreign Postal Code: __________

115.  A. [/]  Independent Public Accountant Name:_______________________________

      B. [/]  City: _____________ State: ______ Zip Code: ______ Zip Ext.: _____

         [/]  Foreign Country: ___________________  Foreign Postal Code: _______



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For period ending    12/31/06

File number 811-04819

116. Family of investment companies information:

       A.   [/]    Is Registrant part of a family of investment companies?  (Y/N)  _______     ____
                                                                                                Y/N

       B.   [/]    Identify the family in 10 letters:  ____________________________________
                   (Note: In filing this form, use this identification
                   consistently for all investment companies in family.
                   This designation is for purposes of this form only.)

117.   A.   [/]    Is Registrant a separate account of an insurance company?  (Y/N)  ___       ____
                                                                                                Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.   [/]    Variable annuity contracts?  (Y/N)  _______                                 ____
                                                                                                Y/N

       C.   [/]    Scheduled premium variable life contracts?  (Y/N)  _______                  ____
                                                                                                Y/N

       D.   [/]    Flexible premium variable life contracts?  (Y/N)  _______                   ____
                                                                                                Y/N

       E.   [/]    Other types of insurance products registered under the
                    Securities Act of 1933?  (Y/N)  _______                                    ____
                                                                                                Y/N

118.   [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act
            of 1933 ___________________________________                                        ____

119.   [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
            during the period _________________________                                        ____

120.   [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
            ($000's omitted) ___________________________                                      $____

121.   [/]  State the number of series for which a current
            prospectus was in existence at the end of the period
            ____________________________________________                                       ____

122.   [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during
            the current period _________________________                                       ____




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For period ending    12/31/06
                    --------------

File number 811- 04819
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
123.  [/] State the total value of the additional units considered in answering
          item 122 ($000's omitted)  ___________________________________________            $ ______

124.  [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
          subsequent series) ($000's omitted) ________________________                      $ ______

125.  [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted) ________________            $______

126.      Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
          omitted) _____________________________________________________________            $______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                                                           Number of    Total Assets        Total Income
                                                                            Series         ($000's          Distributions
                                                                           INVESTING      OMITTED)         ($000'S OMITTED)
                                                                           ---------      --------        -----------------

A.    U.S. Treasury direct issue                                        ________         $ ________          $ ________

B.    U.S. Government agency                                            ________         $ ________          $ ________

C.    State and municipal tax-free                                      ________         $ ________          $ ________

D.    Public utility debt                                               ________         $ ________          $ ________

E.    Brokers or dealers debt or debt of brokers' or dealers' parent    ________         $ ________          $ ________

F.    All other corporate intermed. & long-term debt                    ________         $ ________          $ ________

G.    All other corporate short-term debt                               ________         $ ________          $ ________

H.    Equity securities of brokers or dealers or parents of brokers     ________         $ ________          $ ________
      or dealers

I.    Investment company equity securities                              ________         $ ________          $ ________

J.    All other equity securities                                            1           $ 208,140           $ 17,577
                                                                        --------           --------            ---------

K.    Other securities                                                  ________         $ ________          $ ________

L.    Total assets of all series of registrant                               1           $  208,140          $ 17,577
                                                                        --------           --------            --------



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For period ending    12/31/06
                    -------------
File number 811-04819
                ---------

128.  [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer? (Y/N) __________________________________________________________   ______

          [If answer is "N" (No), go to item 131.]                                     Y/N

129.  [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current period? (Y/N) _______                                                ____

          [If answer is "N" (No), go to item 131.]                                     Y/N

130.  [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
          insurance or guarantees? (Y/N) _______                                      ____
                                                                                       Y/N

131.      Total expenses incurred by all series of Registrant during the
          current reporting period ($000's omitted) ____________________________    $ _1,605

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

This report is signed on behalf of the registrant (or depositor or trustee).

 City of: LOUISVILLE       State of: KENTUCKY        Date:  FEBRUARY 23, 2007
          ----------                 --------               -----------------

(Name of Registrant, Depositor, or Trustee): JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                             -------------------------------------------


By:  /S/ LAURENCE GREENBERG                     Witness:  /S/CRAIG A. HAWLEY
     -------------------------------                     -----------------------
      (Name and Title) Laurence Greenberg               (Name and Title)  Craig A. Hawley
                       CEO & President                                    General Counsel & Secretary



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